Property, plant and equipment, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipments,net [Line Items]
Opening balance		$ 1,949,555	$ 1,960,025
Balance as of December		1,847,615	1,949,555	$ 1,960,025
Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		855,881	794,831
Balance as of December		840,454	855,881	794,831
Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		5,678,424	5,807,740
Balance as of December		5,602,902	5,678,424	5,807,740
Asset retirement and mine closure cost asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Additions		27,200	97,000
Accumulated depreciation and amortisation [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		3,384,730	3,389,171
Additions		152,027	83,992
Sales and disposals		(67,998)	(88,433)
Transfer/Other changes		0	0
Balance as of December		3,468,759	3,384,730	3,389,171
Accumulated depreciation and amortisation [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		2,080,446	1,630,715
Additions		511,344	455,513
Adjustments and reclassifications		0	0
Sales and disposals		(28,040)	(5,782)
Transfer/Other changes		0	0
Balance as of December		2,563,750	2,080,446	1,630,715
Accumulated depreciation and amortisation [member] | Land improvement [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		35,143	35,053
Additions		440	90
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		35,583	35,143	35,053
Accumulated depreciation and amortisation [member] | Buildings and constructions [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		240,348	235,340
Additions		7,631	5,020
Sales and disposals		0	(12)
Transfer/Other changes		0	0
Balance as of December		247,979	240,348	235,340
Accumulated depreciation and amortisation [member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		229,627	144,862
Additions		96,623	86,391
Adjustments and reclassifications		5,184	(457)
Sales and disposals		(9,514)	(1,169)
Transfer/Other changes		0	0
Balance as of December		321,920	229,627	144,862
Accumulated depreciation and amortisation [member] | Machinery [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		249,975	329,965
Additions		20,887	8,431
Sales and disposals		(66,607)	(88,421)
Transfer/Other changes		0	0
Balance as of December		204,255	249,975	329,965
Accumulated depreciation and amortisation [member] | Machinery [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		1,517,337	1,237,979
Additions		292,656	283,250
Adjustments and reclassifications		(5,184)	457
Sales and disposals		(18,483)	(4,349)
Transfer/Other changes		0	0
Balance as of December		1,786,326	1,517,337	1,237,979
Accumulated depreciation and amortisation [member] | Leach pads [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		1,621,266	1,588,205
Additions		34,736	33,061
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		1,656,002	1,621,266	1,588,205
Accumulated depreciation and amortisation [member] | Vehicles [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		11,024	11,003
Additions		2	21
Sales and disposals		(1,171)	0
Transfer/Other changes		0	0
Balance as of December		9,855	11,024	11,003
Accumulated depreciation and amortisation [member] | Vehicles [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		12,221	10,865
Additions		1,784	1,593
Adjustments and reclassifications		0	0
Sales and disposals		(33)	(237)
Transfer/Other changes		0	0
Balance as of December		13,972	12,221	10,865
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		2,556	2,556
Additions		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		2,556	2,556	2,556
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		834	802
Additions		24	32
Adjustments and reclassifications		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		858	834	802
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		55,914	55,645
Additions		828	269
Sales and disposals		(220)	0
Transfer/Other changes		0	0
Balance as of December		56,522	55,914	55,645
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		16,400	13,953
Additions		2,406	2,474
Adjustments and reclassifications		0	0
Sales and disposals		(10)	(27)
Transfer/Other changes		0	0
Balance as of December		18,796	16,400	13,953
Accumulated depreciation and amortisation [member] | Mining property [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		29,457	29,457
Additions		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		29,457	29,457	29,457
Accumulated depreciation and amortisation [member] | Asset retirement and mine closure cost asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		356,345	337,173
Additions		67,663	19,172
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		424,008	356,345	337,173
Accumulated depreciation and amortisation [member] | Stripping activity asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		143,252	142,170
Additions		2,806	1,082
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		146,058	143,252	142,170
Accumulated depreciation and amortisation [member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		285,327	209,065
Additions		112,875	76,262
Adjustments and reclassifications		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		398,202	285,327	209,065
Accumulated depreciation and amortisation [member] | Mine developments [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		639,450	622,604
Additions		17,034	16,846
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		656,484	639,450	622,604
Accumulated depreciation and amortisation [member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		18,700	13,189
Additions		4,976	5,511
Adjustments and reclassifications		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		23,676	18,700	13,189
Gross carrying amount [member]
Property, plant and equipments,net [Line Items]
Opening balance		3,596,342	3,501,216
Additions		172,509	277,824
Sales and disposals		(9,725)		(18,056)
Balance as of December		3,727,403	3,596,342	3,501,216
Gross carrying amount [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		4,240,611	4,184,002
Additions		144,911	148,950
Sales and disposals		(73,878)	(92,341)
Transfer/Other changes		(2,431)	0
Balance as of December		4,309,213	4,240,611	4,184,002
Gross carrying amount [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		7,758,870	7,438,455
Additions		468,912	330,129
Adjustments and reclassifications		(32,017)	(3,710)
Sales and disposals		(29,113)	(6,004)
Transfer/Other changes		0	0
Balance as of December		8,166,652	7,758,870	7,438,455
Gross carrying amount [member] | Land [Member]
Property, plant and equipments,net [Line Items]
Opening balance		22,690	22,958
Additions		783	0
Sales and disposals		(462)		0
Balance as of December		21,761	22,690	22,958
Gross carrying amount [member] | Land [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		9,459	9,459
Additions		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		9,459	9,459	9,459
Gross carrying amount [member] | Land [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		24,467	23,683
Additions		0	0
Adjustments and reclassifications		0	0
Sales and disposals		0	0
Transfer/Other changes		196	784
Balance as of December		24,663	24,467	23,683
Gross carrying amount [member] | Land improvement [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		36,454	36,454
Additions		0	0
Sales and disposals		0	0
Transfer/Other changes		0
Balance as of December		36,454	36,454	36,454
Gross carrying amount [member] | Buildings and constructions [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		297,798	236,551
Additions		0	0
Sales and disposals		0	(42)
Transfer/Other changes		530	61,289
Balance as of December		298,328	297,798	236,551
Gross carrying amount [member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		2,370,042	2,376,961
Additions		0	0
Adjustments and reclassifications		41,089	(13,532)
Sales and disposals		(9,644)	(1,169)
Transfer/Other changes		48,090	7,782
Balance as of December		2,449,577	2,370,042	2,376,961
Gross carrying amount [member] | Machinery [member]
Property, plant and equipments,net [Line Items]
Opening balance		929,023	986,032
Additions		0	2,579
Sales and disposals		(182)		(3,749)
Balance as of December		958,466	929,023	986,032
Gross carrying amount [member] | Machinery [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		286,865	379,164
Additions		0	0
Sales and disposals		(72,442)	(92,299)
Transfer/Other changes		30,137	0
Balance as of December		244,560	286,865	379,164
Gross carrying amount [member] | Machinery [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		4,553,508	4,442,180
Additions		0	0
Adjustments and reclassifications		(41,089)	13,532
Sales and disposals		(19,426)	(4,540)
Transfer/Other changes		201,057	102,336
Balance as of December		4,694,050	4,553,508	4,442,180
Gross carrying amount [member] | Leach pads [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		1,722,786	1,670,835
Additions		0	0
Sales and disposals		0	0
Transfer/Other changes		484	51,951
Balance as of December		1,723,270	1,722,786	1,670,835
Gross carrying amount [member] | Vehicles [Member]
Property, plant and equipments,net [Line Items]
Opening balance		9,946	10,416
Additions		42	11
Sales and disposals		(138)		(190)
Balance as of December		10,885	9,946	10,416
Gross carrying amount [member] | Vehicles [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		11,024	11,024
Additions		0	0
Sales and disposals		(1,171)	0
Transfer/Other changes		68	0
Balance as of December		9,921	11,024	11,024
Gross carrying amount [member] | Vehicles [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		20,557	19,110
Additions		0	0
Adjustments and reclassifications		0	0
Sales and disposals		(32)	(261)
Transfer/Other changes		2,726	1,708
Balance as of December		23,251	20,557	19,110
Gross carrying amount [member] | Fixtures and fittings [member]
Property, plant and equipments,net [Line Items]
Opening balance		13,902	14,047
Additions		0	31
Sales and disposals		0		(157)
Balance as of December		13,306	13,902	14,047
Gross carrying amount [member] | Fixtures and fittings [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		2,556	2,556
Additions		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		2,556	2,556	2,556
Gross carrying amount [member] | Fixtures and fittings [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		949	949
Additions		0	0
Adjustments and reclassifications		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		949	949	949
Gross carrying amount [member] | Other property, plant and equipment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		57,773	57,773
Additions		0	0
Sales and disposals		(265)	0
Transfer/Other changes		1,416	0
Balance as of December		58,924	57,773	57,773
Gross carrying amount [member] | Other property, plant and equipment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		24,977	24,671
Additions		0	0
Adjustments and reclassifications		0	0
Sales and disposals		(11)	(34)
Transfer/Other changes		525	340
Balance as of December		25,491	24,977	24,671
Gross carrying amount [member] | Construction in Progress [Member]
Property, plant and equipments,net [Line Items]
Opening balance		101,122	105,788
Additions		67,096	173,333
Sales and disposals		(3,450)		0
Balance as of December		56,662	101,122	105,788
Gross carrying amount [member] | Construction in Progress [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		400,410	483,225
Additions		117,636	51,624
Sales and disposals		0	0
Transfer/Other changes		(73,358)	(134,439)
Balance as of December		444,688	400,410	483,225
Gross carrying amount [member] | Construction in Progress [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		149,661	88,766
Additions		288,861	173,845
Adjustments and reclassifications		0	0
Sales and disposals		0	0
Transfer/Other changes		(252,594)	(112,950)
Balance as of December		185,928	149,661	88,766
Gross carrying amount [member] | Mining property [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		37,521	37,521
Additions		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		37,521	37,521	37,521
Gross carrying amount [member] | Asset retirement and mine closure cost asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		507,123	409,797
Additions		27,275	97,326
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		534,398	507,123	409,797
Gross carrying amount [member] | Stripping activity asset [Member]
Property, plant and equipments,net [Line Items]
Opening balance	[1]	130,447	124,467
Additions	[1]	11,279	18,282
Sales and disposals	[1]	0		(13,573)
Balance as of December	[1]	141,726	130,447	124,467
Gross carrying amount [member] | Stripping activity asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		148,487	148,487
Additions		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		148,487	148,487	148,487
Gross carrying amount [member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		478,382	324,759
Additions		177,327	153,623
Adjustments and reclassifications		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		655,709	478,382	324,759
Gross carrying amount [member] | Mine developments [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		722,355	701,156
Additions		0	0
Sales and disposals		0	0
Transfer/Other changes		38,292	21,199
Balance as of December		760,647	722,355	701,156
Gross carrying amount [member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		136,327	137,376
Additions		2,724	2,661
Adjustments and reclassifications		(32,017)	(3,710)
Sales and disposals		0	0
Transfer/Other changes		0	0
Balance as of December		$ 107,034	$ 136,327	$ 137,376

[1]	In mid-2016, a landslide occurred in the west wall of the Tajo Norte; consequently, it was decided not to mine this area due to stability and operational design issues. According to the distribution of reserves, this area (Phase 10) contained 5.5 MT of ore and 9.2 MT of waste valued at US$13,573,000, which were withdrawn from the reserves in the year 2017.